Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Inventory [Line Items]
Products	¥ 309,160		¥ 332,736
Packing materials and others	2,911		1,611
Inventories	312,071		334,347		$ 44,948
Write-downs	¥ 38,759	$ 5,582	¥ 21,125	¥ 12,497